Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories	Inventories are summarized as follows:

	December 31
	2014	2013
	(Millions of yen)
Finished goods	¥363,685	¥406,443
Work in process	144,394	128,120
Raw materials	20,088	19,210

	¥528,167	¥553,773